Janus Henderson Large Cap Value Fund

Schedule of Investments (unaudited)

September 30, 2020

Shares or Principal Amounts		Value
Common Stocks– 97.4%
Aerospace & Defense – 2.3%
Raytheon Technologies Corp	33,305	$1,916,370
Air Freight & Logistics – 1.7%
United Parcel Service Inc	8,324	1,387,028
Auto Components – 0.9%
Aptiv PLC	7,753	710,795
Banks – 11.7%
Citigroup Inc	34,920	1,505,401
Fifth Third Bancorp	72,107	1,537,321
M&T Bank Corp	16,096	1,482,281
PNC Financial Services Group Inc	14,281	1,569,625
Truist Financial Corp	41,817	1,591,137
US Bancorp	56,712	2,033,125
		9,718,890
Beverages – 0.9%
PepsiCo Inc	5,552	769,507
Biotechnology – 0.6%
Gilead Sciences Inc	7,656	483,783
Capital Markets – 2.2%
Charles Schwab Corp	50,267	1,821,173
Chemicals – 5.8%
Corteva Inc	50,480	1,454,329
DuPont de Nemours Inc	36,003	1,997,446
Nutrien Ltd	35,306	1,385,054
		4,836,829
Commercial Services & Supplies – 0.6%
Republic Services Inc	5,431	506,984
Communications Equipment – 3.5%
Cisco Systems Inc	31,230	1,230,150
F5 Networks Inc*	10,092	1,238,995
Motorola Solutions Inc	2,900	454,749
		2,923,894
Construction Materials – 1.2%
Martin Marietta Materials Inc	4,105	966,153
Consumer Finance – 1.7%
Discover Financial Services	23,599	1,363,550
Diversified Financial Services – 3.5%
Berkshire Hathaway Inc*	13,555	2,886,402
Electric Utilities – 7.5%
Alliant Energy Corp	37,496	1,936,668
Entergy Corp	20,241	1,994,346
Evergy Inc	45,531	2,313,885
		6,244,899
Entertainment – 1.3%
Electronic Arts Inc*	8,496	1,107,963
Equity Real Estate Investment Trusts (REITs) – 6.7%
Camden Property Trust	11,953	1,063,578
Equity Residential	28,679	1,472,093
Public Storage	10,482	2,334,551
Weyerhaeuser Co	24,793	707,096
		5,577,318
Food & Staples Retailing – 0.7%
Walgreens Boots Alliance Inc	15,537	558,089
Food Products – 2.4%
JM Smucker Co	7,278	840,755
Lamb Weston Holdings Inc	8,613	570,784
Tyson Foods Inc	9,453	562,264
		1,973,803
Health Care Equipment & Supplies – 2.3%
Medtronic PLC	18,516	1,924,183
Health Care Providers & Services – 2.4%
Laboratory Corp of America Holdings*	10,558	1,987,755
Health Care Technology – 1.1%
Cerner Corp	11,998	867,335
Household Products – 0.7%
Procter & Gamble Co	4,244	589,874
Industrial Conglomerates – 3.7%
3M Co	9,406	1,506,653

Shares or Principal Amounts		Value
Common Stocks– (continued)
Industrial Conglomerates– (continued)
Honeywell International Inc	9,324	$1,534,824
		3,041,477
Information Technology Services – 0.8%
Global Payments Inc	3,802	675,159
Insurance – 6.5%
American International Group Inc	39,784	1,095,254
Chubb Ltd	15,059	1,748,651
Hartford Financial Services Group Inc	46,625	1,718,597
RenaissanceRe Holdings Ltd	5,019	851,925
		5,414,427
Life Sciences Tools & Services – 0.7%
Agilent Technologies Inc	5,904	595,950
Media – 4.1%
Comcast Corp	35,588	1,646,301
Fox Corp - Class B	63,923	1,787,926
		3,434,227
Oil, Gas & Consumable Fuels – 3.2%
Chevron Corp	14,415	1,037,880
ConocoPhillips	27,396	899,685
Marathon Petroleum Corp	23,585	691,984
		2,629,549
Pharmaceuticals – 6.6%
Johnson & Johnson	15,821	2,355,430
Merck & Co Inc	12,478	1,035,050
Pfizer Inc	57,630	2,115,021
		5,505,501
Road & Rail – 1.0%
Union Pacific Corp	4,247	836,107
Semiconductor & Semiconductor Equipment – 3.1%
Intel Corp	25,458	1,318,215
Maxim Integrated Products Inc	12,354	835,254
Texas Instruments Inc	3,001	428,513
		2,581,982
Software – 5.3%
Check Point Software Technologies Ltd*	11,981	1,441,794
Citrix Systems Inc	6,092	838,929
Oracle Corp	35,777	2,135,887
		4,416,610
Specialty Retail – 0.7%
Ross Stores Inc	5,906	551,148
Total Common Stocks (cost $78,202,401)		80,804,714
Repurchase Agreements– 2.2%
ING Financial Markets LLC, Joint repurchase agreement, 0.0400%, dated 9/30/20, maturing 10/1/20 to be repurchased at $1,800,002 collateralized by $1,689,493 in U.S. Treasuries 0% - 8.0000%, 10/15/20 - 11/15/43 with a value of $1,836,002((cost $1,800,000)	$1,800,000	1,800,000
Total Investments (total cost $80,002,401) – 99.6%		82,604,714
Cash, Receivables and Other Assets, net of Liabilities – 0.4%		314,200
Net Assets – 100%		$82,918,914

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$79,777,866	96.6%
Israel	1,441,794	1.7
Canada	1,385,054	1.7

Total	$82,604,714	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$80,804,714	$-	$-
Repurchase Agreements	-	1,800,000	-
Total Assets	$80,804,714	$1,800,000	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.